Financial instruments	12 Months Ended
Dec. 31, 2015
Financial instruments
35 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
– Fair value option; and
– Disclosures about >>>fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
The Group regularly monitors the credit risk portfolio by counterparties, industry, country and products to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.
From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.
Fair value measurement
A significant portion of the Group’s financial instruments are carried at >>>fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain >>>CP, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain >>>OTC derivative instruments and most listed equity securities.
In addition, the Group holds financial instruments for which no prices are available and which have little or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including equity and credit derivatives, certain corporate equity-linked securities, mortgage-related and >>>CDO securities, private equity investments, certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments. The fair value measurement disclosures exclude derivative transactions that are daily settled.
The fair value of financial assets and liabilities is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as >>>credit valuation adjustments) is considered when measuring the fair value of assets, and the impact of changes in the Group’s own credit spreads (known as >>>debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current >>>CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master >>>netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.
ASU 2011-04 permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default. Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.
Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
– Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.
– Level 2 : Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
– Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.
The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.
Assets and liabilities measured at fair value on a recurring basis
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		89
Interest-bearing deposits with banks	0	2	0	–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		83,565
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Securities received as collateral	27,952	559	0	–		28,511
Debt	27,932	48,046	4,564	–		80,542
of which foreign governments	27,710	3,737	285	–		31,732
of which corporates	13	15,761	1,746	–		17,520
of which RMBS	0	22,302	814	–		23,116
of which CMBS	0	3,924	215	–		4,139
of which CDO	0	2,317	1,298	–		3,615
Equity	64,252	5,222	1,487	–		70,961
Derivatives	2,625	265,014	4,831	(244,105)		28,365
of which interest rate products	657	167,173	791	–		–
of which foreign exchange products	104	59,740	383	–		–
of which equity/index-related products	1,857	19,803	936	–		–
of which credit derivatives	0	16,267	1,568	–		–
Other	2,034	4,569	4,266	–		10,869
Trading assets	96,843	322,851	15,148	(244,105)		190,737
Debt	1,538	1,318	148	–		3,004
of which foreign governments	1,322	94	0	–		1,416
of which corporates	0	285	0	–		285
of which RMBS	0	602	148	–		750
of which CMBS	0	259	0	–		259
Equity	2	84	0	–		86
Investment securities	1,540	1,402	148	–		3,090
Private equity	0	0	1,042	–		1,042
of which equity funds	0	0	437	–		437
Hedge funds	0	98	197	–		295
of which debt funds	0	68	192	–		260
Other equity investments	0	79	1,150	–		1,229
of which private	0	70	1,149	–		1,219
Life finance instruments	0	2	1,669	–		1,671
Other investments	0	179	4,058	–		4,237
Loans	0	11,870	8,950	–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		11,546
of which financial institutions	0	4,102	1,729	–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		112
Other assets	687	19,002	7,087	(1,149)		25,627
of which loans held-for-sale	0	14,378	6,768	–		21,146
Total assets at fair value	127,022	439,361	35,661	(245,254)		356,790
Less other investments - equity at fair value attributable to noncontrolling interests	0	(18)	(583)	–		(601)
Less assets consolidated under ASU 2009-17 [2]	0	(9,212)	(3,558)	–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	127,022	430,131	31,520	(245,254)		343,419
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	482	0	–		482
Customer deposits	0	3,409	254	–		3,663
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		32,398
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		28,511
Debt	4,100	4,289	16	–		8,405
of which foreign governments	4,050	491	0	–		4,541
of which corporates	30	3,597	16	–		3,643
Equity	16,875	160	45	–		17,080
Derivatives	3,062	269,788	4,554	(253,918)		23,486
of which interest rate products	671	160,181	578	–		–
of which foreign exchange products	82	70,381	329	–		–
of which equity/index-related products	2,299	22,015	1,347	–		–
of which credit derivatives	0	15,522	1,757	–		–
Trading liabilities	24,037	274,237	4,615	(253,918)		48,971
Short-term borrowings	0	3,040	72	–		3,112
Long-term debt	0	66,808	14,123	–		80,931
of which treasury debt over two years	0	4,590	0	–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		6,760
of which structured notes over two years	0	38,066	9,924	–		47,990
of which other debt instruments over two years	0	1,435	638	–		2,073
of which other subordinated bonds	0	5,476	0	–		5,476
of which non-recourse liabilities	0	10,642	3,197	–		13,839
Other liabilities	0	10,224	2,491	(961)		11,754
of which failed sales	0	530	454	–		984
Total liabilities at fair value	51,989	391,157	21,555	(254,879)		209,822
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	–		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	–		104,283
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Securities received as collateral	26,029	825	0	–		26,854
Debt	31,937	57,989	4,465	–		94,391
of which foreign governments	31,708	4,869	454	–		37,031
of which corporates	28	22,493	1,435	–		23,956
of which RMBS	0	22,150	612	–		22,762
of which CMBS	0	5,293	257	–		5,550
of which CDO	0	3,185	1,421	–		4,606
Equity	86,333	6,395	1,566	–		94,294
Derivatives	4,467	615,639	6,823	(588,917)		38,012
of which interest rate products	1,616	466,890	1,803	–		–
of which foreign exchange products	118	89,101	301	–		–
of which equity/index-related products	2,711	26,644	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,986	7,122	4,326	–		14,434
Trading assets	125,723	687,145	17,180	(588,917)		241,131
Debt	2,368	315	0	–		2,683
of which foreign governments	2,066	0	0	–		2,066
of which corporates	0	313	0	–		313
Equity	2	103	3	–		108
Investment securities	2,370	418	3	–		2,791
Private equity	0	0	1,286	–		1,286
of which equity funds	0	0	585	–		585
Hedge funds	0	219	314	–		533
of which debt funds	0	181	302	–		483
Other equity investments	77	75	1,849	–		2,001
of which private	0	70	1,850	–		1,920
Life finance instruments	0	0	1,834	–		1,834
Other investments	77	294	5,283	–		5,654
Loans	0	13,560	9,353	–		22,913
of which commercial and industrial loans	0	5,816	5,853	–		11,669
of which financial institutions	0	6,227	1,494	–		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	–		70
Other assets	2,457	23,489	7,468	(1,094)		32,320
of which loans held-for-sale	0	16,107	6,851	–		22,958
Total assets at fair value	156,656	830,241	39,434	(590,011)		436,320
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	–		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	–		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,581	820,985	35,458	(590,011)		423,013
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	823	0	–		823
Customer deposits	0	3,161	100	–		3,261
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	–		54,732
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Obligation to return securities received as collateral	26,029	825	0	–		26,854
Debt	11,678	4,914	1	–		16,593
of which foreign governments	11,530	757	0	–		12,287
of which corporates	21	3,917	1	–		3,939
Equity	19,060	122	2	–		19,184
Derivatives	4,594	619,787	6,414	(593,917)		36,878
of which interest rate products	1,585	458,894	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	26,746	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,332	624,823	6,417	(593,917)		72,655
Short-term borrowings	0	3,766	95	–		3,861
Long-term debt	0	66,558	14,608	–		81,166
of which treasury debt over two years	0	8,616	0	–		8,616
of which structured notes over two years	0	31,083	10,267	–		41,350
of which non-recourse liabilities	0	10,126	2,952	–		13,078
Other liabilities	0	14,795	3,363	(1,220)		16,938
of which failed sales	0	652	616	–		1,268
Total liabilities at fair value	61,361	769,483	24,583	(595,137)		260,290
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Transfers between level 1 and level 2
All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 2015, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers from trading assets were primarily in exchange traded derivatives and equity as prices became observable. The transfers from trading liabilities were primarily in exchange traded derivatives as prices became observable.
In 2015, transfers out of level 1 to level 2 were primarily from trading assets. The transfers were primarily in equity for which suitable closing prices were unobtainable as of the end of 2015.
Transfers between level 1 and level 2
in	2015		2014
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	85	187	1,108	533
Equity	566	1,257	513	391
Derivatives	4,328	24	5,785	500
Trading assets	4,979	1,468	7,406	1,424
Liabilities (CHF million)
Debt	108	79	861	658
Equity	85	139	133	90
Derivatives	4,552	114	6,073	87
Trading liabilities	4,745	332	7,067	835
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,465	1,591	(1,463)	2,950	(2,974)	0	0	(30)		221	0		0	(196)	4,564
of which corporates	1,435	823	(467)	1,281	(1,388)	0	0	(17)		189	0		0	(110)	1,746
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	1,566	749	(702)	1,228	(1,087)	0	0	(34)		(228)	0		0	(5)	1,487
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,326	1,157	(896)	4,085	(4,276)	0	(292)	(7)		182	0		0	(13)	4,266
Trading assets	17,180	5,807	(4,304)	8,263	(8,337)	1,493	(4,167)	(60)		(370)	0		0	(357)	15,148
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	3,449	1	(424)	240	(829)	0	0	0		(18)	70		59	(159)	2,389
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	5,283	1	(424)	441	(1,190)	0	0	0		(19)	70		59	(163)	4,058
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale [2]	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	39,434	11,188	(9,956)	13,976	(14,379)	6,055	(9,024)	(61)		(756)	66		54	(936)	35,661
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,363	249	(1,240)	184	(218)	10	(245)	11		18	8		408	(57)	2,491
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,583	5,477	(8,003)	251	(279)	9,440	(8,687)	14		(1,508)	8		385	(126)	21,555
Net assets/(liabilities) at fair value	14,851	5,711	(1,953)	13,725	(14,100)	(3,385)	(337)	(75)		752	58		(331)	(810)	14,106
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (308) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2014	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(151)	0	0	0	0	0		0	0		0	24	77
Debt	5,069	1,260	(3,018)	5,554	(5,435)	0	0	(60)		535	0		0	560	4,465
of which corporates	2,128	392	(756)	1,161	(2,004)	0	0	(68)		402	0		0	180	1,435
of which RMBS	436	625	(676)	732	(659)	0	0	11		81	0		0	62	612
of which CMBS	417	105	(392)	415	(282)	0	0	0		(58)	0		0	52	257
of which CDO	1,567	112	(697)	2,593	(2,402)	0	0	(8)		61	0		0	195	1,421
Equity	595	939	(469)	727	(554)	0	0	35		196	0		0	97	1,566
Derivatives	5,217	2,156	(1,168)	0	0	2,330	(3,334)	110		941	0		0	571	6,823
of which interest rate products	1,574	70	(40)	0	0	197	(574)	13		393	0		0	170	1,803
of which equity/index-related products	1,240	132	(534)	0	0	405	(417)	120		(26)	0		0	143	1,063
of which credit derivatives	1,138	1,891	(575)	0	0	536	(899)	(28)		379	0		0	127	2,569
Other	2,829	863	(878)	4,168	(3,288)	0	(201)	17		404	0		0	412	4,326
Trading assets	13,710	5,218	(5,533)	10,449	(9,277)	2,330	(3,535)	102		2,076	0		0	1,640	17,180
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,369	2	(22)	774	(3,551)	0	0	0		22	0		531	324	3,449
Life finance instruments	1,600	0	0	204	(333)	0	0	0		179	0		0	184	1,834
Other investments	6,969	2	(22)	978	(3,884)	0	0	0		201	0		531	508	5,283
Loans	7,998	500	(601)	1,024	(2,012)	4,878	(3,168)	3		(173)	0		(2)	906	9,353
of which commercial and industrial loans	5,309	253	(349)	368	(1,098)	3,346	(2,428)	1		(118)	0		(4)	573	5,853
of which financial institutions	1,322	156	(163)	16	(422)	943	(482)	0		(33)	0		5	152	1,494
Other intangible assets (mortgage servicing rights)	42	0	0	29	0	0	0	0		(7)	0		0	6	70
Other assets	6,159	3,165	(3,205)	7,852	(6,713)	845	(1,448)	165		(5)	0		0	653	7,468
of which loans held-for-sale	5,615	3,154	(3,174)	7,486	(6,382)	845	(1,448)	169		(2)	0		(1)	589	6,851
Total assets at fair value	35,084	8,885	(9,512)	20,332	(21,886)	8,053	(8,151)	270		2,092	0		529	3,738	39,434
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	45	(19)	0		16	0		0	3	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(127)	0	0	0	0	0		0	0		0	13	0
Trading liabilities	5,564	2,471	(1,655)	36	(39)	1,526	(2,778)	251		469	0		0	572	6,417
of which interest rate derivatives	1,129	56	(109)	0	0	72	(499)	1		429	0		0	123	1,202
of which foreign exchange derivatives	938	0	(2)	0	0	5	(239)	(4)		(205)	0		0	67	560
of which equity/index-related derivatives	1,896	478	(941)	0	0	656	(890)	273		(201)	0		0	195	1,466
of which credit derivatives	1,230	1,906	(587)	0	0	473	(885)	(16)		496	0		0	143	2,760
Short-term borrowings	165	67	(74)	0	0	382	(456)	(3)		0	0		0	14	95
Long-term debt	9,780	2,441	(3,475)	0	0	8,432	(3,870)	144		(338)	0		0	1,494	14,608
of which structured notes over two years	6,217	1,468	(1,931)	0	0	5,930	(2,027)	(6)		(406)	0		0	1,022	10,267
of which non-recourse liabilities	2,552	924	(1,007)	0	0	1,170	(1,153)	155		10	0		0	301	2,952
Other liabilities	2,861	121	(133)	530	(1,215)	649	(233)	11		114	3		361	294	3,363
of which failed sales	1,143	76	(50)	292	(949)	0	0	0		29	0		(2)	77	616
Total liabilities at fair value	18,539	5,100	(5,464)	566	(1,254)	11,034	(7,356)	403		261	3		361	2,390	24,583
Net assets/(liabilities) at fair value	16,545	3,785	(4,048)	19,766	(20,632)	(2,981)	(795)	(133)		1,831	(3)		168	1,348	14,851
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2015				2014
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	677	(273)	404	[1]	1,698	165	1,863	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	80	13	93		(834)	18	(816)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
Transfers in and out of level 3
Transfers into level 3 assets during 2015 were CHF 11,188 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit, equity derivatives and emerging market businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2015 were CHF 9,956 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the corporate credit, equity derivatives and alternative investment businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2014 were CHF 8,885 million, primarily from trading assets and loans held-for-sale. The transfers were primarily in the corporate credit and alternative investment businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2014 were CHF 9,512 million, primarily in trading assets and loans held-for-sale. The transfers out of level 3 assets were primarily in the corporate credit, alternative investment, emerging markets, securitized products and prime services businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Product Control and Risk Management create, review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.
On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office, Product Control, Risk Management, and Financial Accounting to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.
The results of these meetings are aggregated for presentation to the Valuation and Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.
One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.
Product Control utilizes independent pricing service data as part of its review process. Independent pricing service data is analyzed to ensure that it is representative of fair value including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.
For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates, or other inputs. In addition, there may be uncertainty about a valuation, which results from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.
The Group performs a sensitivity analysis of its significant level 3 financial instruments. This sensitivity analysis estimates a fair value range by changing the related significant unobservable inputs value. This sensitivity analysis is an internal mechanism to monitor the impact of reasonable alternative inputs or prices for level 3 financial instruments. Where a model-based technique is used to determine the fair value of the level 3 financial instrument, an alternative input value is utilized to derive an estimated fair value range. Where a price-based technique is used to determine the fair value of the level 3 financial instruments, Front Office professional judgment is used to estimate a fair value range.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under >>>repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price, correlation and credit spread. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
CMBS, RMBS and CDO securities
Fair values of >>>RMBS, >>>CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity, discount rate and credit spread. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include market comparable price, earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and volatility.
Derivatives
>>>Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility skew, prepayment rate, credit spread, basis spread, mean reversion, funding spread and gap risk.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate and correlation.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include price, volatility, EBITDA multiple, buyback probability and correlation.
Generally, the interrelationship between the volatility and correlation is positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread, correlation and funding spread. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.
Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs. Most of these investments are classified as level 3 of the fair value hierarchy, as there are restrictions imposed upon the redemption of the funds at their NAV in the near term. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include SPIA and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available.
Accrual based loans in the Group’s private, corporate and institutional banking businesses, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.
Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility, credit spread and price.
Generally, the interrelationships between volatility, correlation, gap risk and credit spread inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.
Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of EBITDA multiple, market implied life expectancy (for life finance instruments), correlation, price, volatility, volatility skew, funding spread and recovery rate, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of market implied life expectancy (for life settlement and premium finance instruments), capitalization rate, discount rate, prepayment rate, mean reversion and credit spread, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input gap risk would increase the fair value. An increase in the significant unobservable input basis spread and buyback probability would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,564
of which corporates	1,746
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	1,487
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model		Correlation, in %		17		100		63
				Prepayment rate, in %		1		36		16
				Volatility skew, in %		(8)		0		(2)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		130		1,687		330
of which equity/index-related products	936
of which	778	Option model		Correlation, in %		(87)		99		23
				Volatility, in %		0		253		26
of which	109	Market comparable		EBITDA multiple		4		10		7
				Price, in %		97		97		97
of which credit derivatives	1,568	Discounted cash flow		Credit spread, in bp		1		2,349		331
				Recovery rate, in %		0		60		23
				Discount rate, in %		2		50		19
				Default rate, in %		1		35		6
				Loss severity, in %		15		100		64
				Correlation, in %		43		97		85
				Prepayment rate, in %		0		12		4
				Funding spread, in bp		61		68		67
Other	4,266
of which	2,859	Market comparable		Price, in %		0		106		45
of which	865	Discounted cash flow		Market implied life expectancy, in years		3		18		8
Trading assets	15,148
Investment securities	148	–		–		–		–		–
Private equity	1,042	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	197	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,150	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,669	Discounted cash flow		Market implied life expectancy, in years		2		20		8
Other investments	4,058
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow		Credit spread, in bp		70		2,528		474
of which	1,146	Market comparable		Price, in %		0		106		65
of which financial institutions	1,729
of which	1,451	Discounted cash flow		Credit spread, in bp		84		826		359
of which	109	Market comparable		Price, in %		0		100		98
Other intangible assets (mortgage servicing rights)	112	–		–		–		–		–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price		Price, in %		0		101		97
of which	722	Discounted cash flow		Credit spread, in bp		99		3,220		515
				Recovery rate, in %		1		1		1
of which	2,251	Market comparable		Price, in %		0		104		76
Total level 3 assets at fair value	35,661
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	6,823
of which interest rate products	1,803	Option model		Correlation, in %		9		100		76
				Prepayment rate, in %		0		33		24
				Volatility skew, in %		(9)		3		(1)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		229		1,218		1,046
of which equity/index-related products	1,063	Option model		Correlation, in %		(88)		97		8
				Volatility, in %		0		276		27
of which credit derivatives	2,569	Discounted cash flow		Credit spread, in bp		1		6,087		614
				Recovery rate, in %		0		75		20
				Discount rate, in %		1		38		18
				Default rate, in %		1		43		7
				Loss severity, in %		10		100		65
				Correlation, in %		46		97		83
				Prepayment rate, in %		0		9		4
				Funding spread, in bp		51		106		80
Other	4,326
of which	3,493	Market comparable		Price, in %		0		104		50
of which	770	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	17,180
Investment securities	3	–		–		–		–		–
Private equity	1,286	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	314	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,849
of which private	1,850
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,283
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,434
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted NAV. Refer to "Fair value measurements of investments in certain entities that calculate NAV per share" for further information.
Quantitative information about level 3 liabilities at fair value
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,491
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,555
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,363
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,583
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low >>>PD or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
Gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and structures where the payoff may be sensitive to discontinuity in the hedging portfolio.
Mean reversion
Mean reversion is the primary significant unobservable input for callable constant maturity swap (CMS) spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Capitalization rate
Capitalization rate is the primary significant unobservable input for CMBS loans and is used to estimate the potential return on investment. This is done by dividing the yearly income by the total value of the property.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-CMS products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to 10 years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions
end of	2015							2014
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	2		0		2	0		7		106		113	0
Equity funds	79		1,606	[1]	1,685	0		102		1,842	[2]	1,944	0
Equity funds sold short	0		(6)		(6)	0		0		(42)		(42)	0
Total funds held in trading assets and liabilities	81		1,600		1,681	0		109		1,906		2,015	0
Debt funds	184		76		260	1		296		187		483	1
Equity funds	0		0		0	0		0		0		0	0
Others	0		35		35	0		0		50		50	0
Hedge funds	184		111	[3]	295	1		296		237	[4]	533	1
Debt funds	11		0		11	17		17		0		17	15
Equity funds	437		0		437	115		585		0		585	123
Real estate funds	282		0		282	76		302		0		302	98
Others	312		0		312	141		382		0		382	158
Private equities	1,042		0		1,042	349		1,286		0		1,286	394
Equity method investments [5]	660		196		856	100		1,196		157		1,353	220
Total funds held in other investments [5]	1,886		307		2,193	450		2,778		394		3,172	615
Total fair value [5]	1,967	[6]	1,907	[7]	3,874	450	[8]	2,887	[6]	2,300	[7]	5,187	615	[8]
1
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

2
42% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 28% is redeemable on an annual basis with a notice period of more than 60 days, 16% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 14% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, and 11% is redeemable on an annual basis with a notice period of more than 60 days.

5 Prior period has been corrected.
6 Includes CHF 464 million and CHF 612 million attributable to noncontrolling interests in 2015 and 2014, respectively.
7 Includes CHF 9 million and CHF 138 million attributable to noncontrolling interests in 2015 and 2014, respectively.
8 Includes CHF 176 million and CHF 185 million attributable to noncontrolling interests in 2015 and 2014, respectively.
Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Nonrecurring fair value changes
end of	2015	2014
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	1.4
of which level 2	0.1	1.2
of which level 3	0.0	0.2
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the investment banking businesses and International Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a >>>fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. Certain similar instruments, such as those relating to equity method investments in strategic relationships, for example, the Group’s ownership interest in certain clearance organizations, which were eligible for the fair value option, were not elected due to the strategic relationship.
Loans
The Group has elected to account for substantially all commercial loans and loan commitments from the investment banking businesses and certain emerging market loans from the investment banking businesses at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its private, corporate and institutional banking businesses at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.
Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.
Due to banks
The Group elected the fair value option for certain time deposits associated with its emerging markets activities.
Customer deposits
The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured >>>repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s private, corporate and institutional banking businesses, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.
Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in Short-term borrowings. The Group’s long-term debt also includes debt issuances managed by its Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives. In particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value this fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, and instead applies hedge accounting per the guidance of US GAAP.
Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2015			2014
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,628	5,019	(3,391)	1,147	3,816	(2,669)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	2	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	83,397	168	104,283	104,027	256
Loans	20,820	22,289	(1,469)	22,913	23,782	(869)
Other assets [1]	23,906	30,308	(6,402)	26,088	33,091	(7,003)
Due to banks and customer deposits	(913)	(826)	(87)	(914)	(873)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(32,381)	(17)	(54,732)	(54,661)	(71)
Short-term borrowings	(3,112)	(3,263)	151	(3,861)	(3,918)	57
Long-term debt	(80,931)	(85,335)	4,404	(81,166)	(81,322)	156
Other liabilities	(984)	(2,619)	1,635	(1,268)	(2,767)	1,499
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2015		2014		2013
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	[1]	8	[1]	10	[1]
of which related to credit risk	(1)		(2)		(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,279	[1]	913	[1]	1,143	[1]
Other investments	242	[3]	370	[3]	126	[3]
of which related to credit risk	0		5		11
Loans	439	[1]	10	[2]	1,470	[1]
of which related to credit risk	(236)		(151)		26
Other assets	111	[1]	1,302	[1]	2,058	[1]
of which related to credit risk	(511)		387		604
Due to banks and customer deposits	4	[2]	(59)	[2]	0
of which related to credit risk	19		(17)		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	55	[2]	205	[2]	(67)	[1]
Short-term borrowings	439	[2]	152	[2]	(256)	[2]
Long-term debt	5,317	[2]	858	[2]	(2,759)	[2]
of which related to credit risk [4]	207		599		(384)
Other liabilities	316	[3]	(169)	[2]	441	[2]
of which related to credit risk	(93)		(156)		112
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt and on debit valuation adjustments on structured notes related to credit risk were CHF (108) million and CHF 261 million in 2015, respectively, CHF 336 million and CHF 261 million in 2014, respectively, and CHF (268) million and CHF (111) million in 2013, respectively.

Interest income and expense are calculated based on contractual rates specified in the transactions. Interest income and expense are recorded in the consolidated statements of operations depending on the nature of the instrument and related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Dividend income is recognized separately from trading revenues.
The impacts of credit risk on debt securities held as assets presented in the table above have been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impacts of changes in own credit risk on liabilities presented in the table above have been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.
Financial instruments not carried at fair value
The following table provides the carrying value and >>>fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2015 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	39,485	0	39,485	0	39,485
Loans	248,326	0	250,639	6,150	256,789
Other financial assets [1]	148,491	92,547	54,359	1,893	148,799
Financial liabilities
Due to banks and deposits	359,614	206,475	153,545	0	360,020
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	116,676	0	117,321	778	118,099
Other financial liabilities [2]	63,921	32	63,440	578	64,050
2014 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	245,866	0	248,969	3,678	252,647
Other financial assets [1]	148,473	80,520	66,714	1,579	148,813
Financial liabilities
Due to banks and deposits	390,984	217,482	173,501	0	390,983
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	96,732	0	97,105	1,201	98,306
Other financial liabilities [2]	85,066	15	84,336	586	84,937
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
34 Financial instruments
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	89	0	–		89
Interest-bearing deposits with banks	0	2	0	–		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	83,407	158	–		83,565
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Securities received as collateral	27,952	559	0	–		28,511
Debt	27,932	48,050	4,564	–		80,546
of which foreign governments	27,710	3,737	285	–		31,732
of which corporates	13	15,765	1,746	–		17,524
of which RMBS	0	22,302	814	–		23,116
of which CMBS	0	3,924	215	–		4,139
of which CDO	0	2,317	1,298	–		3,615
Equity	64,393	5,222	1,487	–		71,102
Derivatives	2,625	265,362	4,831	(244,239)		28,579
of which interest rate products	657	167,269	791	–		–
of which foreign exchange products	104	59,742	383	–		–
of which equity/index-related products	1,857	20,053	936	–		–
of which credit derivatives	0	16,267	1,568	–		–
Other	2,034	4,569	4,266	–		10,869
Trading assets	96,984	323,203	15,148	(244,239)		191,096
Debt	1,322	1,142	148	–		2,612
of which foreign governments	1,322	0	0	–		1,322
of which corporates	0	281	0	–		281
of which RMBS	0	602	148	–		750
of which CMBS	0	259	0	–		259
Equity	2	84	0	–		86
Investment securities	1,324	1,226	148	–		2,698
Private equity	0	0	1,033	–		1,033
of which equity funds	0	0	428	–		428
Hedge funds	0	98	197	–		295
of which debt funds	0	68	192	–		260
Other equity investments	0	79	1,149	–		1,228
of which private	0	70	1,149	–		1,219
Life finance instruments	0	2	1,669	–		1,671
Other investments	0	179	4,048	–		4,227
Loans	0	11,870	8,950	–		20,820
of which commercial and industrial loans	0	5,811	5,735	–		11,546
of which financial institutions	0	4,102	1,729	–		5,831
Other intangible assets (mortgage servicing rights)	0	0	112	–		112
Other assets	687	18,863	7,087	(1,011)		25,626
of which loans held-for-sale	0	14,378	6,768	–		21,146
Total assets at fair value	126,947	439,398	35,651	(245,250)		356,746
Less other investments - equity at fair value attributable to noncontrolling interests	0	(18)	(583)	–		(601)
Less assets consolidated under ASU 2009-17 [2]	0	(9,212)	(3,558)	–		(12,770)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	126,947	430,168	31,510	(245,250)		343,375
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2015	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	490	0	–		490
Customer deposits	0	3,402	254	–		3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	32,398	0	–		32,398
Debt	811	493	0	–		1,304
of which corporates	0	261	0	–		261
Equity	27,141	66	0	–		27,207
Obligation to return securities received as collateral	27,952	559	0	–		28,511
Debt	4,100	4,289	16	–		8,405
of which foreign governments	4,050	491	0	–		4,541
of which corporates	30	3,597	16	–		3,643
Equity	16,899	160	45	–		17,104
Derivatives	3,062	270,135	4,554	(254,206)		23,545
of which interest rate products	671	160,026	578	–		–
of which foreign exchange products	82	70,382	329	–		–
of which equity/index-related products	2,299	22,515	1,347	–		–
of which credit derivatives	0	15,522	1,757	–		–
Trading liabilities	24,061	274,584	4,615	(254,206)		49,054
Short-term borrowings	0	3,040	72	–		3,112
Long-term debt	0	65,879	14,123	–		80,002
of which treasury debt over two years	0	4,590	0	–		4,590
of which structured notes over one year and up to two years	0	6,396	364	–		6,760
of which structured notes over two years	0	38,066	9,924	–		47,990
of which other debt instruments over two years	0	1,435	638	–		2,073
of which other subordinated bonds	0	4,547	0	–		4,547
of which non-recourse liabilities	0	10,642	3,197	–		13,839
Other liabilities	0	9,999	2,483	(737)		11,745
of which failed sales	0	530	454	–		984
Total liabilities at fair value	52,013	390,351	21,547	(254,943)		208,968
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	304	0	–		304
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	104,206	77	–		104,283
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Securities received as collateral	26,029	825	0	–		26,854
Debt	31,937	58,003	4,465	–		94,405
of which foreign governments	31,708	4,869	454	–		37,031
of which corporates	28	22,507	1,435	–		23,970
of which RMBS	0	22,150	612	–		22,762
of which CMBS	0	5,293	257	–		5,550
of which CDO	0	3,185	1,421	–		4,606
Equity	86,532	6,395	1,566	–		94,493
Derivatives	4,467	616,012	6,823	(589,323)		37,979
of which interest rate products	1,616	467,002	1,803	–		–
of which foreign exchange products	118	89,102	301	–		–
of which equity/index-related products	2,711	26,904	1,063	–		–
of which credit derivatives	0	24,451	2,569	–		–
Other	2,987	7,123	4,326	–		14,436
Trading assets	125,923	687,533	17,180	(589,323)		241,313
Debt	1,962	309	0	–		2,271
of which foreign governments	1,962	0	0	–		1,962
of which corporates	0	309	0	–		309
Equity	2	103	3	–		108
Investment securities	1,964	412	3	–		2,379
Private equity	0	0	1,268	–		1,268
of which equity funds	0	0	567	–		567
Hedge funds	0	219	314	–		533
of which debt funds	0	181	302	–		483
Other equity investments	77	75	1,855	–		2,007
of which private	0	70	1,855	–		1,925
Life finance instruments	0	0	1,834	–		1,834
Other investments	77	294	5,271	–		5,642
Loans	0	13,560	9,353	–		22,913
of which commercial and industrial loans	0	5,816	5,853	–		11,669
of which financial institutions	0	6,227	1,494	–		7,721
Other intangible assets (mortgage servicing rights)	0	0	70	–		70
Other assets	2,457	23,371	7,468	(975)		32,321
of which loans held-for-sale	0	16,107	6,851	–		22,958
Total assets at fair value	156,450	830,505	39,422	(590,298)		436,079
Less other investments - equity at fair value attributable to noncontrolling interests	(75)	(133)	(821)	–		(1,029)
Less assets consolidated under ASU 2009-17 [2]	0	(9,123)	(3,155)	–		(12,278)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	156,375	821,249	35,446	(590,298)		422,772
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.
Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2014	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	832	0	–		832
Customer deposits	0	3,151	100	–		3,251
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	54,732	0	–		54,732
Debt	121	781	0	–		902
of which corporates	0	745	0	–		745
Equity	25,908	44	0	–		25,952
Obligation to return securities received as collateral	26,029	825	0	–		26,854
Debt	11,678	4,914	1	–		16,593
of which foreign governments	11,530	757	0	–		12,287
of which corporates	21	3,917	1	–		3,939
Equity	19,075	122	2	–		19,199
Derivatives	4,594	620,144	6,414	(594,277)		36,875
of which interest rate products	1,585	458,730	1,202	–		–
of which foreign exchange products	234	101,461	560	–		–
of which equity/index-related products	2,744	27,266	1,466	–		–
of which credit derivatives	0	23,479	2,760	–		–
Trading liabilities	35,347	625,180	6,417	(594,277)		72,667
Short-term borrowings	0	3,766	95	–		3,861
Long-term debt	0	65,652	14,608	–		80,260
of which treasury debt over two years	0	8,616	0	–		8,616
of which structured notes over two years	0	31,083	10,267	–		41,350
of which non-recourse liabilities	0	10,126	2,952	–		13,078
Other liabilities	0	14,601	3,358	(1,026)		16,933
of which failed sales	0	652	616	–		1,268
Total liabilities at fair value	61,376	768,739	24,578	(595,303)		259,390
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
Transfers between level 1 and level 2
in	2015		2014
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	85	187	1,108	533
Equity	566	1,257	513	391
Derivatives	4,328	24	5,785	500
Trading assets	4,979	1,468	7,406	1,424
Liabilities (CHF million)
Debt	108	79	861	658
Equity	85	139	133	90
Derivatives	4,552	114	6,073	87
Trading liabilities	4,745	332	7,067	835
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues
2015	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	0	(41)	0	0	259	(141)	0		0	0		0	4	158
Securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Debt	4,465	1,591	(1,463)	2,950	(2,974)	0	0	(30)		221	0		0	(196)	4,564
of which corporates	1,435	823	(467)	1,281	(1,388)	0	0	(17)		189	0		0	(110)	1,746
of which RMBS	612	492	(615)	1,064	(772)	0	0	(6)		29	0		0	10	814
of which CMBS	257	127	(83)	207	(265)	0	0	(2)		(24)	0		0	(2)	215
of which CDO	1,421	72	(252)	379	(364)	0	0	(6)		51	0		0	(3)	1,298
Equity	1,566	749	(702)	1,228	(1,087)	0	0	(34)		(228)	0		0	(5)	1,487
Derivatives	6,823	2,310	(1,243)	0	0	1,493	(3,875)	11		(545)	0		0	(143)	4,831
of which interest rate products	1,803	53	(282)	0	0	304	(719)	6		(341)	0		0	(33)	791
of which equity/index-related products	1,063	530	(362)	0	0	366	(680)	10		32	0		0	(23)	936
of which credit derivatives	2,569	1,574	(599)	0	0	405	(1,776)	(5)		(547)	0		0	(53)	1,568
Other	4,326	1,157	(896)	4,085	(4,276)	0	(292)	(7)		182	0		0	(13)	4,266
Trading assets	17,180	5,807	(4,304)	8,263	(8,337)	1,493	(4,167)	(60)		(370)	0		0	(357)	15,148
Investment securities	3	8	(97)	320	(102)	0	(36)	6		39	0		0	7	148
Equity	3,437	1	(424)	200	(786)	0	0	0		(18)	70		57	(158)	2,379
Life finance instruments	1,834	0	0	201	(361)	0	0	0		(1)	0		0	(4)	1,669
Other investments	5,271	1	(424)	401	(1,147)	0	0	0		(19)	70		57	(162)	4,048
Loans	9,353	1,347	(1,153)	686	(1,055)	3,519	(3,371)	1		(207)	(4)		(14)	(152)	8,950
of which commercial and industrial loans	5,853	985	(365)	69	(687)	2,205	(2,072)	1		(85)	(4)		(14)	(151)	5,735
of which financial institutions	1,494	329	(266)	296	(213)	811	(639)	0		(85)	0		0	2	1,729
Other intangible assets (mortgage servicing rights)	70	0	0	18	0	0	0	0		9	0		14	1	112
Other assets	7,468	4,025	(3,937)	4,244	(3,691)	784	(1,309)	(8)		(208)	0		(5)	(276)	7,087
of which loans held-for-sale [2]	6,851	4,016	(3,841)	4,137	(3,410)	784	(1,309)	(13)		(178)	0		(3)	(266)	6,768
Total assets at fair value	39,422	11,188	(9,956)	13,936	(14,336)	6,055	(9,024)	(61)		(756)	66		52	(935)	35,651
Liabilities (CHF million)
Customer deposits	100	12	(16)	0	0	213	(28)	0		(18)	0		0	(9)	254
Obligation to return securities received as collateral	0	0	0	4	(4)	0	0	0		0	0		0	0	0
Trading liabilities	6,417	2,515	(1,891)	63	(57)	1,460	(3,098)	20		(697)	0		(18)	(99)	4,615
of which interest rate derivatives	1,202	109	(400)	0	0	140	(343)	13		(127)	0		0	(16)	578
of which foreign exchange derivatives	560	19	(36)	0	0	20	(76)	1		(151)	0		0	(8)	329
of which equity/index-related derivatives	1,466	297	(796)	0	0	689	(349)	48		3	0		0	(11)	1,347
of which credit derivatives	2,760	1,860	(628)	0	0	330	(2,098)	(43)		(362)	0		0	(62)	1,757
Short-term borrowings	95	98	(37)	0	0	371	(442)	(1)		(10)	0		0	(2)	72
Long-term debt	14,608	2,603	(4,819)	0	0	7,386	(4,874)	(16)		(801)	0		(5)	41	14,123
of which structured notes over two years	10,267	1,117	(3,293)	0	0	5,464	(3,104)	(7)		(566)	0		0	46	9,924
of which non-recourse liabilities	2,952	1,197	(902)	0	0	912	(807)	(3)		(148)	0		0	(4)	3,197
Other liabilities	3,358	249	(1,238)	184	(218)	10	(244)	11		18	8		403	(58)	2,483
of which failed sales	616	14	(18)	132	(127)	0	0	2		(160)	0		0	(5)	454
Total liabilities at fair value	24,578	5,477	(8,001)	251	(279)	9,440	(8,686)	14		(1,508)	8		380	(127)	21,547
Net assets/(liabilities) at fair value	14,844	5,711	(1,955)	13,685	(14,057)	(3,385)	(338)	(75)		752	58		(328)	(808)	14,104
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (308) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues
2014	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0	(151)	0	0	0	0	0		0	0		0	24	77
Debt	5,069	1,260	(3,018)	5,554	(5,435)	0	0	(60)		535	0		0	560	4,465
of which corporates	2,128	392	(756)	1,161	(2,004)	0	0	(68)		402	0		0	180	1,435
of which RMBS	436	625	(676)	732	(659)	0	0	11		81	0		0	62	612
of which CMBS	417	105	(392)	415	(282)	0	0	0		(58)	0		0	52	257
of which CDO	1,567	112	(697)	2,593	(2,402)	0	0	(8)		61	0		0	195	1,421
Equity	595	939	(469)	727	(554)	0	0	35		196	0		0	97	1,566
Derivatives	5,217	2,156	(1,168)	0	0	2,330	(3,334)	110		941	0		0	571	6,823
of which interest rate products	1,574	70	(40)	0	0	197	(574)	13		393	0		0	170	1,803
of which equity/index-related products	1,240	132	(534)	0	0	405	(417)	120		(26)	0		0	143	1,063
of which credit derivatives	1,138	1,891	(575)	0	0	536	(899)	(28)		379	0		0	127	2,569
Other	2,829	863	(878)	4,168	(3,288)	0	(201)	17		404	0		0	412	4,326
Trading assets	13,710	5,218	(5,533)	10,449	(9,277)	2,330	(3,535)	102		2,076	0		0	1,640	17,180
Investment securities	2	0	0	0	0	0	0	0		0	0		0	1	3
Equity	5,363	2	(22)	727	(3,512)	0	0	0		22	0		534	323	3,437
Life finance instruments	1,600	0	0	204	(333)	0	0	0		179	0		0	184	1,834
Other investments	6,963	2	(22)	931	(3,845)	0	0	0		201	0		534	507	5,271
Loans	7,998	500	(601)	1,024	(2,012)	4,878	(3,168)	3		(173)	0		(2)	906	9,353
of which commercial and industrial loans	5,309	253	(349)	368	(1,098)	3,346	(2,428)	1		(118)	0		(4)	573	5,853
of which financial institutions	1,322	156	(163)	16	(422)	943	(482)	0		(33)	0		5	152	1,494
Other intangible assets (mortgage servicing rights)	42	0	0	29	0	0	0	0		(7)	0		0	6	70
Other assets	6,159	3,165	(3,205)	7,852	(6,713)	845	(1,448)	165		(5)	0		0	653	7,468
of which loans held-for-sale	5,615	3,154	(3,174)	7,486	(6,382)	845	(1,448)	169		(2)	0		(1)	589	6,851
Total assets at fair value	35,078	8,885	(9,512)	20,285	(21,847)	8,053	(8,151)	270		2,092	0		532	3,737	39,422
Liabilities (CHF million)
Customer deposits	55	0	0	0	0	45	(19)	0		16	0		0	3	100
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	114	0	(127)	0	0	0	0	0		0	0		0	13	0
Trading liabilities	5,564	2,471	(1,655)	36	(39)	1,526	(2,778)	251		469	0		0	572	6,417
of which interest rate derivatives	1,129	56	(109)	0	0	72	(499)	1		429	0		0	123	1,202
of which foreign exchange derivatives	938	0	(2)	0	0	5	(239)	(4)		(205)	0		0	67	560
of which equity/index-related derivatives	1,896	478	(941)	0	0	656	(890)	273		(201)	0		0	195	1,466
of which credit derivatives	1,230	1,906	(587)	0	0	473	(885)	(16)		496	0		0	143	2,760
Short-term borrowings	165	67	(74)	0	0	382	(456)	(3)		0	0		0	14	95
Long-term debt	9,780	2,441	(3,475)	0	0	8,432	(3,870)	144		(338)	0		0	1,494	14,608
of which structured notes over two years	6,217	1,468	(1,931)	0	0	5,930	(2,027)	(6)		(406)	0		0	1,022	10,267
of which non-recourse liabilities	2,552	924	(1,007)	0	0	1,170	(1,153)	155		10	0		0	301	2,952
Other liabilities	2,859	121	(133)	530	(1,215)	647	(233)	11		114	3		359	295	3,358
of which failed sales	1,143	76	(50)	292	(949)	0	0	0		29	0		(2)	77	616
Total liabilities at fair value	18,537	5,100	(5,464)	566	(1,254)	11,032	(7,356)	403		261	3		359	2,391	24,578
Net assets/(liabilities) at fair value	16,541	3,785	(4,048)	19,719	(20,593)	(2,979)	(795)	(133)		1,831	(3)		173	1,346	14,844
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	2015				2014
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	677	(270)	407	[1]	1,698	170	1,868	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	80	7	87		(834)	23	(811)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Quantitative information about level 3 assets at fair value
end of 2015	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	Discounted cash flow	Funding spread, in bp	350	475	361
Debt	4,564
of which corporates	1,746
of which	240	Option model	Correlation, in %	(87)	99	17
of which	836	Market comparable	Price, in %	0	128	29
of which	285	Discounted cash flow	Credit spread, in bp	134	1,408	493
of which RMBS	814	Discounted cash flow	Discount rate, in %	1	36	8
			Prepayment rate, in %	0	27	9
			Default rate, in %	0	20	3
			Loss severity, in %	0	100	50
of which CMBS	215	Discounted cash flow	Capitalization rate, in %	7	8	7
			Discount rate, in %	0	23	8
			Prepayment rate, in %	0	16	3
			Default rate, in %	0	32	1
			Loss severity, in %	0	75	4
of which CDO	1,298
of which	66	Vendor price	Price, in %	0	100	96
of which	329	Discounted cash flow	Discount rate, in %	1	25	11
			Prepayment rate, in %	0	20	14
			Credit spread, in bp	293	336	309
			Default rate, in %	0	10	2
			Loss severity, in %	0	100	46
of which	807	Market comparable	Price, in %	214	214	214
Equity	1,487
of which	342	Option model	Volatility, in %	2	253	29
of which	471	Market comparable	EBITDA multiple	3	12	8
			Price, in %	0	202	96
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2015	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	4,831
of which interest rate products	791	Option model		Correlation, in %		17		100		63
				Prepayment rate, in %		1		36		16
				Volatility skew, in %		(8)		0		(2)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		130		1,687		330
of which equity/index-related products	936
of which	778	Option model		Correlation, in %		(87)		99		23
				Volatility, in %		0		253		26
of which	109	Market comparable		EBITDA multiple		4		10		7
				Price, in %		97		97		97
of which credit derivatives	1,568	Discounted cash flow		Credit spread, in bp		1		2,349		331
				Recovery rate, in %		0		60		23
				Discount rate, in %		2		50		19
				Default rate, in %		1		35		6
				Loss severity, in %		15		100		64
				Correlation, in %		43		97		85
				Prepayment rate, in %		0		12		4
				Funding spread, in bp		61		68		67
Other	4,266
of which	2,859	Market comparable		Price, in %		0		106		45
of which	865	Discounted cash flow		Market implied life expectancy, in years		3		18		8
Trading assets	15,148
Investment securities	148	–		–		–		–		–
Private equity	1,033	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	197	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,149	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,669	Discounted cash flow		Market implied life expectancy, in years		2		20		8
Other investments	4,048
Loans	8,950
of which commercial and industrial loans	5,735
of which	3,799	Discounted cash flow		Credit spread, in bp		70		2,528		474
of which	1,146	Market comparable		Price, in %		0		106		65
of which financial institutions	1,729
of which	1,451	Discounted cash flow		Credit spread, in bp		84		826		359
of which	109	Market comparable		Price, in %		0		100		98
Other intangible assets (mortgage servicing rights)	112	–		–		–		–		–
Other assets	7,087
of which loans held-for-sale	6,768
of which	3,594	Vendor price		Price, in %		0		101		97
of which	722	Discounted cash flow		Credit spread, in bp		99		3,220		515
				Recovery rate, in %		1		1		1
of which	2,251	Market comparable		Price, in %		0		104		76
Total level 3 assets at fair value	35,651
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	77	Discounted cash flow	Funding spread, in bp		350	350	350
Debt	4,465
of which corporates	1,435
of which	201	Option model	Correlation, in %		(88)	97	17
			Buyback probability, in %	[2]	50	100	68
of which	180	Market comparable	Price, in %		0	124	67
of which	1,051	Discounted cash flow	Credit spread, in bp		9	1,644	361
of which RMBS	612	Discounted cash flow	Discount rate, in %		1	31	9
			Prepayment rate, in %		0	29	8
			Default rate, in %		1	19	3
			Loss severity, in %		0	100	50
of which CMBS	257	Discounted cash flow	Capitalization rate, in %		7	10	8
			Discount rate, in %		0	28	9
			Prepayment rate, in %		0	20	12
			Default rate, in %		0	21	1
			Loss severity, in %		0	35	3
of which CDO	1,421
of which	89	Vendor price	Price, in %		0	100	95
of which	286	Discounted cash flow	Discount rate, in %		3	23	7
			Prepayment rate, in %		0	20	17
			Default rate, in %		0	7	2
			Loss severity, in %		3	100	35
of which	837	Market comparable	Price, in %		93	196	191
Equity	1,566
of which	765	Market comparable	EBITDA multiple		3	13	9
			Price, in %		1	163	51
of which	26	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)
end of 2014	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Derivatives	6,823
of which interest rate products	1,803	Option model		Correlation, in %		9		100		76
				Prepayment rate, in %		0		33		24
				Volatility skew, in %		(9)		3		(1)
				Mean reversion, in %	[2]	5		10		10
				Credit spread, in bp		229		1,218		1,046
of which equity/index-related products	1,063	Option model		Correlation, in %		(88)		97		8
				Volatility, in %		0		276		27
of which credit derivatives	2,569	Discounted cash flow		Credit spread, in bp		1		6,087		614
				Recovery rate, in %		0		75		20
				Discount rate, in %		1		38		18
				Default rate, in %		1		43		7
				Loss severity, in %		10		100		65
				Correlation, in %		46		97		83
				Prepayment rate, in %		0		9		4
				Funding spread, in bp		51		106		80
Other	4,326
of which	3,493	Market comparable		Price, in %		0		104		50
of which	770	Discounted cash flow		Market implied life expectancy, in years		3		20		9
Trading assets	17,180
Investment securities	3	–		–		–		–		–
Private equity	1,268	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Hedge funds	314	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Other equity investments	1,855
of which private	1,855
of which	337	Discounted cash flow		Contingent probability, in %		69		69		69
of which	1,051	–	[3]	–	[3]	–	[3]	–	[3]	–	[3]
Life finance instruments	1,834	Discounted cash flow		Market implied life expectancy, in years		2		21		8
Other investments	5,271
Loans	9,353
of which commercial and industrial loans	5,853
of which	5,011	Discounted cash flow		Credit spread, in bp		34		2,528		462
				Recovery rate, in %		0		100		68
of which	650	Market comparable		Price, in %		0		100		82
of which financial institutions	1,494	Discounted cash flow		Credit spread, in bp		60		813		304
Other intangible assets (mortgage servicing rights)	70	–		–		–		–		–
Other assets	7,468
of which loans held-for-sale	6,851
of which	2,654	Vendor price		Price, in %		0		109		99
of which	1,321	Discounted cash flow		Credit spread, in bp		146		2,047		334
				Recovery rate, in %		1		39		30
of which	2,430	Market comparable		Price, in %		0		100		67
Total level 3 assets at fair value	39,422
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.
Quantitative information about level 3 liabilities at fair value
end of 2015	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	254	–	–		–	–	–
Trading liabilities	4,615
of which interest rate derivatives	578	Option model	Basis spread, in bp		(7)	53	25
			Correlation, in %		17	100	75
			Mean reversion, in %	[2]	5	10	8
			Prepayment rate, in %		0	36	9
			Gap risk, in %	[3]	20	20	20
			Funding spread, in bp		218	218	218
of which foreign exchange derivatives	329	Option model	Correlation, in %		(10)	70	54
			Prepayment rate, in %		24	36	30
of which equity/index-related derivatives	1,347	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	26
			Buyback probability, in %	[4]	50	100	59
of which credit derivatives	1,757	Discounted cash flow	Credit spread, in bp		1	1,687	275
			Discount rate, in %		2	50	19
			Default rate, in %		1	33	5
			Recovery rate, in %		8	60	27
			Loss severity, in %		15	100	64
			Correlation, in %		17	95	80
			Funding spread, in bp		51	68	68
			Prepayment rate, in %		0	12	5
Short-term borrowings	72	–	–		–	–	–
Long-term debt	14,123
of which structured notes over two years	9,924	Option model	Correlation, in %		(87)	99	17
			Volatility, in %		2	253	28
			Buyback probability, in %	[4]	50	100	59
			Gap risk, in %	[3]	0	3	1
			Credit spread, in bp		153	182	177
of which non-recourse liabilities	3,197
of which	3,183	Vendor price	Price, in %		0	101	97
of which	14	Market comparable	Price, in %		0	87	9
Other liabilities	2,483
of which failed sales	454
of which	379	Market comparable	Price, in %		0	106	90
of which	68	Discounted cash flow	Credit spread, in bp		571	1,687	1,425
			Discount rate, in %		7	23	15
Total level 3 liabilities at fair value	21,547
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2014	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	100	–	–		–	–	–
Trading liabilities	6,417
of which interest rate derivatives	1,202	Option model	Basis spread, in bp		(11)	85	44
			Correlation, in %		9	100	78
			Mean reversion, in %	[2]	5	10	9
			Prepayment rate, in %		0	33	21
			Gap risk, in %	[3]	20	20	20
of which foreign exchange derivatives	560	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		22	33	28
of which equity/index-related derivatives	1,466	Option model	Correlation, in %		(88)	97	17
			Skew, in %		44	260	110
			Volatility, in %		1	276	27
			Buyback probability, in %	[4]	50	100	68
of which credit derivatives	2,760	Discounted cash flow	Credit spread, in bp		1	6,087	508
			Discount rate, in %		2	34	17
			Default rate, in %		1	43	7
			Recovery rate, in %		0	75	28
			Loss severity, in %		10	100	65
			Correlation, in %		9	94	57
			Funding spread, in bp		51	82	64
			Prepayment rate, in %		0	12	4
Short-term borrowings	95	–	–		–	–	–
Long-term debt	14,608
of which structured notes over two years	10,267
of which	8,002	Option model	Correlation, in %		(88)	99	18
			Volatility, in %		4	276	30
			Buyback probability, in %	[4]	50	100	68
			Gap risk, in %	[3]	0	3	0
of which	515	Discounted cash flow	Credit spread, in bp		228	597	455
of which non-recourse liabilities	2,952
of which	2,766	Vendor price	Price, in %		0	109	99
of which	90	Market comparable	Price, in %		0	100	7
Other liabilities	3,358
of which failed sales	616
of which	450	Market comparable	Price, in %		0	103	63
of which	124	Discounted cash flow	Credit spread, in bp		852	1,286	912
			Recovery rate, in %		39	39	39
Total level 3 liabilities at fair value	24,578
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
Fair value, unfunded commitments and term of redemption conditions
end of	2015							2014
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	2		0		2	0		7		106		113	0
Equity funds	79		1,606	[1]	1,685	0		102		1,842	[2]	1,944	0
Equity funds sold short	0		(6)		(6)	0		0		(42)		(42)	0
Total funds held in trading assets and liabilities	81		1,600		1,681	0		109		1,906		2,015	0
Debt funds	184		76		260	1		296		187		483	1
Equity funds	0		0		0	0		0		0		0	0
Others	0		35		35	0		0		50		50	0
Hedge funds	184		111	[3]	295	1		296		237	[4]	533	1
Debt funds	11		0		11	17		17		0		17	15
Equity funds	428		0		428	114		567		0		567	122
Real estate funds	282		0		282	76		302		0		302	98
Others	312		0		312	141		382		0		382	158
Private equities	1,033		0		1,033	348		1,268		0		1,268	393
Equity method investments [5]	660		196		856	100		1,196		157		1,353	220
Total funds held in other investments [5]	1,877		307		2,184	449		2,760		394		3,154	614
Total fair value [5]	1,958	[6]	1,907	[7]	3,865	449	[8]	2,869	[6]	2,300	[7]	5,169	614	[8]
1
40% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 31% is redeemable on an annual basis with a notice period of more than 60 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 6% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

2
42% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 28% is redeemable on an annual basis with a notice period of more than 60 days, 16% is redeemable on a monthly basis with a notice period primarily of less than 30 days, and 14% is redeemable on a quarterly basis with a notice period primarily of more than 45 days.

3
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, 5% is redeemable on an annual basis with a notice period of more than 60 days, and 3% is redeemable on a monthly basis with a notice period of more than 30 days.

4
87% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, and 11% is redeemable on an annual basis with a notice period of more than 60 days.

5 Prior period has been corrected.
6 Includes CHF 464 million and CHF 612 million attributable to noncontrolling interests in 2015 and 2014, respectively.
7 Includes CHF 9 million and CHF 138 million attributable to noncontrolling interests in 2015 and 2014, respectively.
8 Includes CHF 176 million and CHF 185 million attributable to noncontrolling interests in 2015 and 2014, respectively.
Nonrecurring fair value changes
end of	2015	2014
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	1.4
of which level 2	0.1	1.2
of which level 3	0.0	0.2
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2015			2014
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,628	5,019	(3,391)	1,147	3,816	(2,669)
Financial instruments (CHF million)
Interest-bearing deposits with banks	2	2	0	0	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	83,565	83,397	168	104,283	104,027	256
Loans	20,820	22,289	(1,469)	22,913	23,782	(869)
Other assets [1]	23,906	30,308	(6,402)	26,088	33,091	(7,003)
Due to banks and customer deposits	(913)	(826)	(87)	(914)	(873)	(41)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(32,398)	(32,381)	(17)	(54,732)	(54,661)	(71)
Short-term borrowings	(3,112)	(3,263)	151	(3,861)	(3,918)	57
Long-term debt	(80,002)	(84,351)	4,349	(80,260)	(80,344)	84
Other liabilities	(984)	(2,619)	1,635	(1,268)	(2,767)	1,499
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	2015		2014		2013
	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	(38)	[2]	9	[1]	10	[1]
of which related to credit risk	1		3		(3)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,279	[1]	913	[1]	1,143	[1]
Other investments	240	[3]	373	[3]	126	[3]
of which related to credit risk	0		5		11
Loans	439	[1]	10	[2]	1,470	[1]
of which related to credit risk	(236)		(151)		26
Other assets	111	[1]	1,302	[1]	2,058	[1]
of which related to credit risk	(511)		387		604
Due to banks and customer deposits	4	[2]	(59)	[2]	0
of which related to credit risk	19		(17)		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	55	[2]	205	[2]	(67)	[1]
Short-term borrowings	439	[2]	152	[2]	(256)	[2]
Long-term debt	5,398	[2]	678	[2]	(2,738)	[2]
of which related to credit risk [4]	224		527		(334)
Other liabilities	314	[3]	(175)	[2]	413	[2]
of which related to credit risk	(95)		(162)		112
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
4
Changes in fair value related to credit risk are due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2015 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	39,871	0	39,872	0	39,872
Loans	231,395	4	232,391	6,150	238,545
Other financial assets [1]	150,743	90,740	58,456	1,796	150,992
Financial liabilities
Due to banks and deposits	349,015	197,645	151,774	0	349,419
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,200	0	14,401	0	14,401
Short-term borrowings	5,546	0	5,545	0	5,545
Long-term debt	112,091	0	112,638	778	113,416
Other financial liabilities [2]	63,970	32	63,496	578	64,106
2014 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	58,925	0	58,925	0	58,925
Loans	230,340	0	232,271	3,678	235,949
Other financial assets [1]	149,925	79,170	69,554	1,482	150,206
Financial liabilities
Due to banks and deposits	379,992	208,759	171,230	0	379,989
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	15,387	0	15,387	0	15,387
Short-term borrowings	22,061	0	22,064	0	22,064
Long-term debt	92,687	0	92,908	1,201	94,109
Other financial liabilities [2]	84,874	15	84,146	585	84,746
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.